Financial Instruments and Risk Management - Fair Value (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Long-term Debt, Fair Value	$ 2,438.0
Long-term Debt	2,370.1	2,312.5
Net Monetary Assets in Venezuela	40
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Deferred Compensation	(161.6)	(147.6)
Net Assets Liabilities at Fair Value	(164.4)	(158.2)
Fair Value, Measurements, Recurring [Member] | Share Option [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	2.5	(3.4)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	(6.6)	3.7
Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	1.6	(6.2)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosures [Abstract]
Derivative Asset (Liability) Fair Value	(0.3)	(4.7)
Fixed-rate Debt [Member]
Fair Value Disclosures [Abstract]
Long-term Debt, Fair Value		1,969.3
Long-term Debt	$ 2,263.6	$ 1,865.0